                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (91.2%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ALABAMA (0.6%)
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
 11-01-14                             5.50%          $3,425,000            $3,741,881
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
 02-15-12                             4.75            1,000,000             1,047,170
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                             5.25            7,500,000             7,548,150
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                             5.13            3,750,000             3,495,075
                                                                      ---------------
Total                                                                      15,832,276
-------------------------------------------------------------------------------------


ALASKA (0.2%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
 07-01-14                             6.00            2,000,000             2,250,480
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 10-01-14                             5.00            1,500,000             1,548,765
                                                                      ---------------
Total                                                                       3,799,245
-------------------------------------------------------------------------------------


ARIZONA (1.3%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                             4.01            7,500,000(k)          7,033,125
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                             5.38            2,500,000             2,460,075
 07-01-26                             5.50            5,000,000             4,931,450
Phoenix Civic Improvement Corporation
 Refunding Revenue Bonds
 Junior Lien
 Series 2001 (FGIC)
 07-01-12                             5.00            1,800,000             1,915,938
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                             5.00           16,000,000            13,303,200
Tucson
 Refunding Revenue Bonds
 Series 2002 (FGIC)
 07-01-13                             5.50            2,380,000             2,587,488
 07-01-14                             5.50            1,500,000             1,622,115
                                                                      ---------------
Total                                                                      33,853,391
-------------------------------------------------------------------------------------


ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
 02-01-35                             5.00            4,250,000             3,610,673
-------------------------------------------------------------------------------------


CALIFORNIA (15.8%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                             6.13            3,750,000             3,823,613
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                             4.75            6,000,000             5,491,920
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
 04-01-31                             5.00           17,000,000            16,412,310
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                             4.75            2,000,000             1,808,920
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                             5.00            2,200,000             2,199,824
 11-15-34                             5.00            1,000,000               918,570
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                             5.25            4,790,000             4,666,610
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                             5.25            4,500,000             4,097,160
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
 08-15-25                             5.00            6,340,000             6,058,186
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                             5.75            8,230,000             8,519,120
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 08-01-41                             4.80            3,500,000             2,931,915
 02-01-42                             5.50           13,065,000            13,441,272
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                             5.13            1,000,000               889,440

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                             5.25%          $9,500,000            $8,654,214
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                             5.50            4,000,000             3,927,640
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                             4.65            1,500,000(l)            871,365
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-37                             5.00            2,845,000             2,097,135
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
 05-15-20                             5.00            2,520,000             2,473,758
 05-15-21                             5.00            5,000,000             4,838,100
City of San Jose
 Revenue Bonds
 Series 2001A (FGIC)
 03-01-31                             5.00            5,690,000             5,377,904
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-15                             5.00            3,000,000             3,083,280
 03-01-16                             5.00            3,000,000             3,054,060
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
 06-01-37                             5.00            8,000,000             7,542,640
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                             5.00            1,500,000             1,452,840
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                             5.13            7,000,000             5,614,070
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                             6.75            5,750,000             6,537,578
 06-01-40                             6.63            5,100,000             5,768,508
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                             6.25            5,265,000             5,759,226
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
 06-01-45                             5.00            7,750,000             7,013,905
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                             5.13              875,000               708,461
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (FGIC)
 07-01-43                             5.00           11,750,000            10,937,958
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 08-01-13                             5.00            4,415,000             4,640,695
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA)
 07-01-16                             5.75            5,000,000             5,605,550
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
 07-01-09                             5.00           13,535,000            13,759,275
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                             5.00            1,000,000               809,730
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23                             5.00            3,775,000             3,357,598
 02-15-24                             5.00            6,280,000             5,557,926
 02-15-26                             5.00            3,030,000             2,621,617
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
 08-01-30                             5.00            2,500,000             2,424,500
San Diego Unified School District
 Unlimited General Obligation Refunding Bonds
 Election of 1998
 Series 2002D (FGIC)
 07-01-27                             5.00            8,000,000             7,977,840
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (FGIC) A.M.T.
 05-01-22                             5.25           14,150,000            13,552,587
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA)
 08-01-18                             4.54            4,000,000             3,934,000
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                             5.00            1,500,000             1,506,420
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 12-01-23                             5.25            1,860,000             1,974,520
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000 (MBIA)
 12-01-21                             5.25            2,285,000             2,425,687
 12-01-21                             5.25            1,865,000             1,979,828
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                             5.13            7,000,000             7,410,830
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30            5,584,000             6,092,312
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                             5.00            2,500,000             2,683,325
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-17                             5.25           16,735,000            17,450,923
 02-01-21                             5.25            2,500,000(m)          2,530,325
 02-01-29                             5.25            5,000,000             4,827,450
 02-01-32                             5.00            6,835,000             6,408,906
State of California
 Unlimited General Obligation Bonds
 Series 2004
 03-01-28                             5.00           15,470,000            14,718,622
State of California
 Unlimited General Obligation Bonds
 Series 2004A
 07-01-14                             5.25            7,480,000             8,164,719
State of California
 Unlimited General Obligation Bonds
 Series 2006
 09-01-32                             5.00            4,000,000             3,747,880
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                             5.00            5,000,000             4,933,200
 11-01-23                             5.13            5,000,000             4,943,950
 11-01-24                             5.13            8,000,000             7,837,040
 11-01-29                             5.25            5,375,000             5,185,854
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-28                             5.00            6,255,000             5,948,630
 06-01-35                             4.75            2,500,000             2,246,325
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
 09-01-31                             5.00            6,000,000             5,644,560
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
 10-01-11                             3.83           20,800,000(l)         18,442,528

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2005
 05-01-23                             5.00%         $18,500,000           $17,720,410
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
 03-01-31                             5.13              500,000               473,195
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30                6,000                 5,839
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
 06-01-37                             5.00           13,435,000            10,825,250
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA)
 01-01-33                             5.00            4,450,000             4,202,002
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                             5.00            9,365,000             8,899,185
                                                                      ---------------
Total                                                                     400,442,535
-------------------------------------------------------------------------------------


COLORADO (1.5%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                             4.80            1,000,000               894,640
 12-01-22                             4.95            2,000,000             1,645,860
 12-01-26                             5.00            2,000,000             1,576,800
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                             5.25            1,200,000             1,147,704
Colorado Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Series 2003 Cl II-A-3 A.M.T.
 05-01-32                             5.15            3,500,000             3,176,425
Loveland Special Improvement District #1
 Unlimited General Obligation Bonds
 Series 2000
 07-01-29                             7.50            5,240,000             5,808,068
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                             7.25           12,845,000            14,497,124
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                             5.50            2,765,000             2,311,015
 12-15-37                             5.50            3,100,000             2,472,467
University of Colorado
 Revenue Bonds
 Series 2002A (FGIC)
 06-01-12                             5.00            3,300,000             3,493,017
                                                                      ---------------
Total                                                                      37,023,120
-------------------------------------------------------------------------------------


CONNECTICUT (0.6%)
State of Connecticut
 Prerefunded Unlimited General Obligation Bonds
 Series 2002B
 06-15-16                             5.50            7,900,000             8,567,787
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
 11-15-15                             5.13            6,875,000             7,263,988
                                                                      ---------------
Total                                                                      15,831,775
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.7%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                             4.75            4,250,000             3,908,810
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001A (MBIA) A.M.T.
 10-01-27                             5.50           13,790,000            13,138,147
                                                                      ---------------
Total                                                                      17,046,957
-------------------------------------------------------------------------------------


FLORIDA (3.2%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-24                             5.00            5,000,000             4,664,250
 04-01-34                             5.00            4,250,000             3,743,698
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
 11-15-32                             5.50            9,400,000            10,324,960
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
 06-01-11                             5.00            7,295,000             7,716,797
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
 07-01-12                             6.00            2,500,000             2,747,325
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                             6.35            2,840,000             2,819,325
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
 11-15-23                             5.25           10,300,000            11,068,173
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
 11-15-21                             5.13            2,000,000             1,948,920
 11-15-32                             5.13           12,970,000            11,874,553
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
 11-15-36                             5.25            8,900,000             8,207,046
Jackson Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
 11-01-38                             5.25            5,000,000             4,438,350
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
 05-01-08                             6.25              750,000               750,165
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                             5.00            1,500,000             1,417,020
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
 10-01-27                             5.25            3,000,000(d)          2,632,860
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (FGIC)
 10-01-12                             4.50            5,000,000             5,167,100
                                                                      ---------------
Total                                                                      79,520,542
-------------------------------------------------------------------------------------


GEORGIA (2.4%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                             4.40           13,000,000            13,214,890
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
 01-01-16                             5.25           11,145,000            11,334,576
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
 11-01-39                             5.00            8,500,000             7,977,590
Colquitt County Development Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1991C Escrowed to Maturity
 12-01-21                             6.87           26,350,000(l)         13,092,261
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-12                             5.50            2,385,000             2,576,968

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
GEORGIA (CONT.)
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
 11-01-13                             5.25%          $1,105,000            $1,179,632
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                             5.00           10,000,000            10,753,700
                                                                      ---------------
Total                                                                      60,129,617
-------------------------------------------------------------------------------------


HAWAII (0.9%)
City & County of Honolulu
 Unlimited General Obligation Refunding Bonds
 Series 1993 Inverse Floater
 09-11-08                             5.45           10,000,000(i)         10,312,600
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
 12-01-22                             5.00           12,500,000            11,493,125
                                                                      ---------------
Total                                                                      21,805,725
-------------------------------------------------------------------------------------


ILLINOIS (2.8%)
Chicago O'Hare International Airport
 Revenue Bonds
 2nd Lien Passenger Facility
 Series 2001C (AMBAC) A.M.T.
 01-01-11                             5.25            3,260,000             3,377,914
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
 03-01-30                             7.88            3,407,000             3,907,999
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC)
 01-15-14                             5.85            4,500,000             4,936,185
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-11                             5.50            1,000,000               980,560
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                             7.75           68,000,000(l)         37,094,679
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
 02-15-09                             7.00              415,000               429,882
 02-15-18                             7.00            3,025,000             3,516,683
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
 06-15-42                             5.25           13,400,000            12,934,484
Will County Community Unit School District #365 -- Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B (FSA)
 11-01-16                             4.60            3,165,000(l)          2,135,647
                                                                      ---------------
Total                                                                      69,314,033
-------------------------------------------------------------------------------------


INDIANA (0.9%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
 01-05-16                             6.25            8,000,000             8,562,160
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                             5.00            4,375,000             3,780,044
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
 01-01-33                             5.45              410,000               416,404
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
 06-01-10                             9.40              690,000               744,131
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                             5.70            3,950,000(d)          3,376,855
Wayne Township School Building Corporation -- Marion County
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2003A (FGIC)
 01-15-28                             5.25            4,750,000             5,170,850
                                                                      ---------------
Total                                                                      22,050,444
-------------------------------------------------------------------------------------


IOWA (0.3%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA)
 06-15-13                             5.38            6,000,000             6,500,460
-------------------------------------------------------------------------------------


KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                             5.00            5,000,000             4,721,500
 09-01-25                             5.00            5,000,000             4,673,300
                                                                      ---------------
Total                                                                       9,394,800
-------------------------------------------------------------------------------------


KENTUCKY (0.1%)
Kentucky Housing Corporation
 Revenue Bonds
 Series 2006U A.M.T.
 07-01-37                             4.90            3,000,000             2,608,740
-------------------------------------------------------------------------------------


LOUISIANA (3.4%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                             5.00            9,500,000             9,461,145
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                             5.13           11,850,000            10,308,789
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
 05-01-19                             5.25            4,505,000             4,641,096
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                             5.50           30,225,000            27,893,746
 05-15-39                             5.88           35,270,000            32,555,267
                                                                      ---------------
Total                                                                      84,860,043
-------------------------------------------------------------------------------------


MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
 11-15-32                             5.00            3,000,000             2,675,880
-------------------------------------------------------------------------------------


MARYLAND (1.6%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
 07-01-36                             5.50            7,000,000             5,527,200
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                             5.00           20,500,000            19,049,215
County of Howard
 Unrefunded Unlimited General Obligation Bonds
 Consolidated Public Improvement
 Series 2002A
 08-15-12                             5.25            6,275,000             6,718,768
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                             5.75            3,495,000             3,165,771
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 Capital Improvement
 Series 2002A
 03-01-17                             5.50            5,000,000             5,523,450
                                                                      ---------------
Total                                                                      39,984,404
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


MASSACHUSETTS (4.5%)
City of Boston
 Revenue Bonds
 Series 2004A
 11-01-22                             5.00%          $4,435,000            $4,462,187
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidation Loan
 Series 2001D (MBIA)
 11-01-13                             6.00           15,000,000            16,910,850
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-28                             5.25            2,500,000             2,537,575
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
 11-01-30                             5.25            6,455,000             6,918,404
 11-01-30                             5.25            3,545,000             3,799,496
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
 01-01-27                             5.50            4,000,000             3,962,640
 01-01-28                             5.50            7,000,000             6,924,470
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
 07-01-26                             5.00            3,300,000             3,564,528
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-30                             5.00            1,000,000               985,380
 07-01-31                             5.00            2,500,000             2,462,600
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
 12-01-30                             8.25            5,000,000             5,709,650
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
 10-15-28                             6.65            5,000,000             4,446,950
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                             6.00            2,000,000             1,984,040
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
 11-15-09                             5.00              500,000               492,255
 11-15-11                             5.13            1,100,000             1,066,769
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
 06-01-14                             5.45            1,250,000             1,273,075
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health System
 Series 2007B
 07-01-31                             5.00            3,235,000             2,868,280
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                             5.13            4,500,000             4,389,660
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                             5.25            3,250,000             3,112,395
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-22                             5.00            1,250,000             1,111,813
 07-15-27                             5.00            5,250,000             4,460,662
 07-15-32                             5.00            4,470,000             3,636,345
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
 12-01-31                             4.85            4,390,000             3,850,337
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
 07-01-14                             5.00              665,000               698,077
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                             4.75            4,500,000             4,145,445
Massachusetts State Water Pollution Abatement
 Refunding Revenue Bonds
 Pool Program
 Series 2004A
 08-01-16                             5.25            5,000,000             5,448,600
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
 07-15-19                             6.50            3,500,000             4,050,060
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
 08-01-27                             4.75            9,000,000             8,497,620
                                                                      ---------------
Total                                                                     113,770,163
-------------------------------------------------------------------------------------


MICHIGAN (3.8%)
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
 07-01-32                             5.25            5,000,000             5,417,450
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
 08-15-27                             4.88            4,750,000             3,667,048
Grand Traverse Acadamy
 Refunding Revenue Bonds
 Series 2007
 11-01-22                             5.00              750,000               645,203
 11-01-32                             4.75            1,170,000               878,167
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
 05-01-29                             5.00            2,855,000             2,757,131
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                             4.70            1,900,000             1,715,909
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
 12-01-36                             5.00            1,080,000               954,234
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
 03-01-31                             5.00            7,125,000             6,389,344
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2002
 10-01-15                             5.50            5,000,000             5,557,400
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
 05-01-13                             5.00            5,800,000             6,178,972
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                             5.00            3,000,000             3,051,240
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-26                             5.00            5,000,000             4,610,850
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
 04-15-36                             5.00            6,500,000             5,725,460
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                             5.50            3,760,000             3,864,754
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
 08-01-31                             4.25            1,250,000             1,164,500

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
 06-01-34                             6.00%         $14,000,000           $13,122,200
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
 05-01-23                             5.00            2,600,000             2,586,142
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
 07-01-22                             5.13            8,000,000             7,735,280
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-30                             7.38            4,140,000             4,507,715
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
 07-01-30                             8.75            1,000,000             1,118,390
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
 09-01-18                             7.00            1,540,000             1,569,429
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
 05-01-24                             5.00            5,000,000             4,945,050
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (MBIA)
 12-01-11                             5.25            4,040,000             4,123,668
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
 12-01-19                             4.75            3,250,000             3,106,350
                                                                      ---------------
Total                                                                      95,391,886
-------------------------------------------------------------------------------------


MINNESOTA (3.5%)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                             5.25            1,145,000             1,047,812
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-22                             4.25            2,700,000             2,489,346
 02-01-23                             4.50            3,000,000(m)          2,807,460
 02-01-24                             4.50            2,000,000             1,855,720
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                             5.00            5,965,000             6,348,728
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
 01-01-11                             5.50            3,000,000             3,079,920
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-37                             4.90            7,635,000             6,639,243
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
 03-01-25                             5.00            5,000,000             4,971,700
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                             5.13            2,000,000             1,927,820
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                             5.10            5,000,000             4,582,300
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-22                             6.73           17,500,000(l)          8,360,100
 01-01-23                             6.79           26,500,000(l)         11,915,195
 01-01-25                             6.75           17,500,000(l)          6,904,625
 01-01-26                             6.75           17,500,000(l)          6,454,700
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                             5.00            1,000,000               963,910
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                             6.00            1,250,000             1,206,300
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-26                             5.25            2,000,000             1,824,660
 05-15-36                             5.25            2,250,000             1,942,583
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                             7.13            1,855,000             1,756,351
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                             7.00            2,270,000             2,109,806
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                             5.00            2,540,000             2,543,581
 12-01-27                             5.13            5,465,000             5,335,862
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                             5.00            1,025,000               901,549
                                                                      ---------------
Total                                                                      87,969,271
-------------------------------------------------------------------------------------


MISSISSIPPI (1.2%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
 02-01-15                             5.00            4,250,000             4,516,220
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
 08-15-26                             5.00            8,000,000             7,486,800
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
 09-01-12                             5.50           10,000,000            10,883,500
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
 07-01-16                             5.50            7,570,000             8,317,310
                                                                      ---------------
Total                                                                      31,203,830
-------------------------------------------------------------------------------------


MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
 01-01-20                             5.00            1,500,000             1,464,555
-------------------------------------------------------------------------------------


MONTANA (0.2%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
 12-01-37                             5.75            4,310,000             4,459,385
-------------------------------------------------------------------------------------


NEBRASKA (0.1%)
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
 02-01-15                             6.00            1,370,000             1,508,795
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)


NEVADA (1.0%)
City of Henderson
 Prerefunded Revenue Bonds
 Catholic West
 Series 1998A
 07-01-26                             5.38%          $3,870,000            $3,945,233
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
 09-01-35                             5.30           10,700,000             7,716,412
Clark County Improvement District
 Prerefunded Special Assessment Bonds
 #121 Southern Highlands Area
 Series 1999
 12-01-19                             7.50            4,775,000             5,224,041
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
 10-01-35                             4.85            5,000,000             4,236,100
Director of the State of Nevada
 Department of Business & Industry
 Revenue Bonds
 Capital Appreciation
 Las Vegas Monorail
 Zero Coupon
 Series 2000 (AMBAC)
 01-01-19                             5.75            5,105,000(l)          2,421,710
 01-01-23                             5.93            5,000,000(l)          1,801,250
                                                                      ---------------
Total                                                                      25,344,746
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
 05-01-21                             4.75            4,500,000             4,157,280
-------------------------------------------------------------------------------------


NEW JERSEY (2.2%)
New Jersey Economic Development Authority
 Prerefunded Revenue Bonds
 School Facilities & Construction
 Series 2003F
 06-15-26                             5.00            5,000,000             5,347,100
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
 11-01-25                             4.88            7,000,000             6,389,950
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                             5.00            3,150,000             2,991,933
New Jersey State Turnpike Authority
 Unrefunded Revenue Bonds
 Series 2000A (MBIA)
 01-01-11                             6.00            7,785,000             8,341,005
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Transportation System
 Series 2003C
 06-15-24                             5.50            6,000,000             6,578,340
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
 12-15-12                             5.75           10,000,000            11,031,899
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                             6.00           12,770,000            14,017,629
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
 12-01-12                             5.25            1,705,000             1,804,845
                                                                      ---------------
Total                                                                      56,502,701
-------------------------------------------------------------------------------------


NEW MEXICO (0.3%)
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 01-01-38                             4.88            8,085,000(m)          6,957,789
-------------------------------------------------------------------------------------


NEW YORK (10.4%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                             5.75              410,000               449,909
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                             5.38            1,450,000             1,580,094
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-28                             5.25            6,235,000             6,777,694
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
 08-01-11                             5.25            5,000,000             5,346,150
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (MBIA)
 08-01-15                             5.63            2,000,000             2,162,620
City of New York
 Unlimited General Obligation Bonds
 Series 2003D
 10-15-20                             5.25            6,520,000             6,621,712
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                             5.00            1,750,000             1,760,728
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                             5.38            1,090,000             1,090,229
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-28                             5.25            3,815,000             3,758,576
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
 11-15-32                             5.75            5,855,000             5,883,163
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
 11-15-26                             5.50            4,250,000             4,309,373
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
 02-15-15                             5.50            5,255,000             5,631,678
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (FGIC)
 07-01-25                             5.00            3,300,000(m)          3,192,024
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-24                             5.00            3,000,000             2,830,410
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                             5.50            6,940,000             6,907,868
 01-01-24                             5.50            5,500,000             5,368,990
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
 06-15-39                             5.00            9,000,000             8,553,420
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
 02-01-11                             5.50            5,000,000             5,344,950
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-31                             5.00            4,000,000             3,877,800
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                             5.00            4,255,000             4,107,905
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                             5.25           12,000,000            11,576,040

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                             4.60%          $3,625,000            $3,354,067
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                             4.85            1,605,000             1,436,459
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                             5.00            3,500,000             3,468,045
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                             5.75            5,500,000             6,059,900
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
 07-01-09                             7.00            1,470,000             1,516,217
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                             5.00            4,935,000             4,949,410
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                             5.00            3,250,000             3,148,665
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                             5.00           11,500,000            11,147,870
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                             5.00            3,750,000             3,600,188
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
 02-15-22                             5.00            4,365,000             4,360,548
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                             5.00            3,500,000             3,275,895
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                             5.25              500,000               463,455
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
 05-15-13                             5.50           24,530,000            26,254,704
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                             4.10            8,600,000             8,657,104
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
 06-15-26                             5.00            4,000,000             3,961,880
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                             5.00            9,000,000             8,722,440
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                             5.00            9,000,000             8,942,579
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
 05-01-13                             6.50            3,500,000             3,916,150
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (FGIC)
 04-01-11                             5.50            7,500,000             8,027,250
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
 01-01-24                             5.00            4,000,000             3,995,400
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
 01-01-17                             5.00            9,000,000             9,472,230
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
 01-01-13                             5.00            3,500,000             3,742,935
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                             5.00            6,000,000             6,252,660
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                             4.50            7,500,000             6,614,550
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                             5.25            1,750,000(d)          1,723,348
 12-01-23                             5.00            3,000,000(d)          2,573,340
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                             5.50            2,500,000             2,565,825
 06-01-19                             5.50            5,000,000             5,212,350
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-37                             6.00            2,000,000             1,753,860
 09-15-42                             6.00            7,000,000             6,084,470
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
 06-01-26                             5.00            2,750,000             2,526,370
                                                                      ---------------
Total                                                                     264,911,497
-------------------------------------------------------------------------------------


NORTH CAROLINA (3.3%)
Mecklenburg County
 Unlimited General Obligation Public Improvement Bonds
 Series 2001D
 02-01-14                             4.10            3,600,000             3,709,188
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
 01-01-17                             5.00            6,220,000             6,582,128
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
 01-01-26                             6.00            1,940,000             2,185,876
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
 01-01-10                             7.50           15,125,000            16,218,084
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1993B
 01-01-09                             6.13           10,000,000            10,220,400
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                             5.50           15,000,000            15,593,249
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
 01-01-10                             7.50           14,035,000            14,896,328
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                             5.50            3,750,000(m)          3,850,463

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NORTH CAROLINA (CONT.)
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                             5.50%          $1,000,000            $1,039,550
 01-01-12                             5.50            6,500,000             6,810,375
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (FGIC)
 11-01-11                             5.00            1,900,000             1,980,997
                                                                      ---------------
Total                                                                      83,086,638
-------------------------------------------------------------------------------------


NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                             5.13            3,250,000             2,919,963
 07-01-29                             5.13            2,650,000             2,301,048
                                                                      ---------------
Total                                                                       5,221,011
-------------------------------------------------------------------------------------


OHIO (3.3%)
Buckeye Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2007A-2
 06-01-42                             6.00            5,000,000             4,594,000
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
 01-01-12                             5.38            1,000,000             1,075,690
City of Columbus
 Revenue Bonds
 Series 2008A
 06-01-31                             4.75           14,895,000            13,675,546
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-21                             6.00            6,000,000             6,439,199
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
 08-15-32                             5.63            1,000,000               965,850
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
 05-15-22                             5.25            5,170,000             5,053,210
 05-15-24                             5.25            2,625,000             2,549,479
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
 06-01-20                             5.00            3,750,000             3,664,425
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                             5.00            4,000,000             3,678,040
 05-01-32                             5.00            3,250,000(m)          2,981,095
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
 12-01-27                             5.00            2,765,000             2,618,593
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-26                             5.25            1,415,000             1,304,149
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
 09-01-26                             4.75            4,055,000             3,660,975
 09-01-36                             4.90            4,050,000             3,524,432
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
 02-15-24                             4.75            7,230,000             6,599,761
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional
 Series 2005A (FSA)
 04-01-22                             5.00            4,250,000             4,267,425
Ohio State University
 Revenue Bonds
 Series 2002A
 12-01-12                             5.25              750,000               811,268
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
 10-01-25                             5.00              500,000               459,855
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
 10-01-31                             5.00              250,000               231,095
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
 08-01-18                             5.38            4,500,000             4,740,750
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
 05-01-23                             5.00            6,375,000             6,334,391
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
 09-01-21                             5.00            4,500,000             4,569,030
                                                                      ---------------
Total                                                                      83,798,258
-------------------------------------------------------------------------------------


OKLAHOMA (--%)
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
 01-01-13                             5.00            1,020,000             1,062,922
-------------------------------------------------------------------------------------


OREGON (0.2%)
Clackamas Community College District
 Prerefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
 06-15-12                             5.25              920,000               979,791
Clackamas Community College District
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
 06-15-12                             5.25               80,000                84,382
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (FGIC) A.M.T.
 07-01-11                             5.25            3,335,000             3,484,075
                                                                      ---------------
Total                                                                       4,548,248
-------------------------------------------------------------------------------------


PENNSYLVANIA (1.5%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
 09-01-15                             5.25           10,000,000            10,844,000
Commonwealth of Pennsylvania
 Unlimited General Obligation Refunding Bonds
 Series 2002
 02-01-12                             5.50            5,970,000             6,457,809
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
 01-01-12                             5.25            3,130,000             3,352,919
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement -- Life Communities
 Series 1998
 11-15-28                             5.25            7,500,000             6,853,950
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
 08-15-16                             5.25            1,000,000             1,084,700
Philadelphia Authority for Industrial Development
 Prerefunded Revenue Bonds
 Series 2001B (FSA)
 10-01-13                             5.50            7,925,000             8,605,995
                                                                      ---------------
Total                                                                      37,199,373
-------------------------------------------------------------------------------------


PUERTO RICO (4.9%)(C)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-27                             5.25            1,020,000             1,115,645
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-34                             5.00            5,035,000             5,431,103

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
9 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
 Unlimited General Obligation
 Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                             5.50%          $2,140,000            $2,338,613
Commonwealth of Puerto Rico
 Unlimited General Obligation
 Public Improvement Bonds
 Series 2003A
 07-01-21                             5.25            3,625,000             3,513,205
 07-01-24                             5.25            1,000,000               935,340
Commonwealth of Puerto Rico
 Unlimited General Obligation
 Public Improvements Bonds
 Series 2004A
 07-01-24                             5.00            8,000,000             7,274,400
Commonwealth of Puerto Rico
 Unlimited General Obligation
 Public Improvement Bonds
 Series 2006A
 07-01-23                             5.25            3,750,000             3,552,975
 07-01-24                             5.25            7,250,000             6,781,215
 07-01-25                             5.25            5,400,000             5,021,730
 07-01-26                             5.25            8,200,000             7,589,592
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                             5.00            6,000,000             6,128,580
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Bonds
 Public Improvement
 Series 2006A
 07-01-27                             5.25            1,355,000             1,254,093
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2004A
 07-01-34                             5.00            2,965,000             2,661,236
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                             5.00            5,250,000             4,788,315
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                             5.50            5,000,000             5,564,550
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                             5.00            3,445,000             3,706,682
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-39                             5.13            2,000,000             2,173,760
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                             5.25            7,750,000             7,339,947
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                             5.25           19,475,000            18,376,220
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                             6.25            1,000,000             1,100,080
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                             5.00            2,500,000             2,449,025
 07-01-20                             5.00           11,130,000            10,746,572
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                             5.00            1,805,000             1,576,415
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                             5.50            3,000,000             2,981,340
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                             5.25              130,000               140,676
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                             5.25            8,370,000             7,730,783
                                                                      ---------------
Total                                                                     122,272,092
-------------------------------------------------------------------------------------


RHODE ISLAND (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 04-01-33                             4.85            1,990,000             1,795,000
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
 12-01-37                             4.85            6,000,000             5,242,620
                                                                      ---------------
Total                                                                       7,037,620
-------------------------------------------------------------------------------------


SOUTH CAROLINA (1.2%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                             5.25            5,500,000             5,199,535
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
 09-01-09                             7.40            2,080,000             2,164,386
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
 10-01-26                             5.25            2,000,000             1,640,820
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-32                             5.50            4,685,000             5,129,232
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
 11-15-37                             6.00            4,200,000             3,677,646
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
 04-01-12                             4.50            6,000,000             6,282,840
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                             6.00            5,035,000             5,024,930
                                                                      ---------------
Total                                                                      29,119,389
-------------------------------------------------------------------------------------


SOUTH DAKOTA (0.3%)
State of South Dakota
 Revenue Bonds
 Series 1993A (FSA)
 09-01-17                             6.70            7,260,000             8,622,775
-------------------------------------------------------------------------------------


TENNESSEE (1.1%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-17                             5.00            3,500,000             3,261,195
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                             5.25           14,750,000            14,562,675
 09-01-24                             5.25            3,000,000             2,742,840
 09-01-26                             5.25            7,625,000             6,849,538
                                                                      ---------------
Total                                                                      27,416,248
-------------------------------------------------------------------------------------


TEXAS (3.9%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
 11-15-14                             5.50            3,485,000             3,856,327
City of Corpus Christi
 Limited General Obligation
 Refunding & Improvement Bonds
 Series 2001 (FSA)
 03-01-12                             5.00            3,400,000             3,614,302
City of Houston
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2002B (AMBAC)
 12-01-15                             5.75            5,000,000             5,519,050
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-26                             5.00            4,585,000             4,482,204

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
TEXAS (CONT.)
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
 09-01-25                             5.00%          $3,550,000            $3,407,184
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
 08-15-26                             5.25            4,000,000             4,004,240
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                             5.00            4,865,000(b)          4,748,484
Harris County Flood Control District
 Prerefunded Limited General Obligation Bonds
 Series 2004A
 10-01-23                             5.25            5,000,000             5,466,150
North Central Texas Health Facility Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
 05-15-29                             5.13            2,000,000             1,852,360
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
 02-15-12                             5.50            3,720,000             3,941,042
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
 08-01-15                             5.25            4,000,000             4,077,360
 08-01-17                             5.25            5,000,000             4,997,950
Southwest Higher Education Authority
 Prerefunded Revenue Bonds
 Southern Methodist University Project
 Series 2002 (AMBAC)
 10-01-15                             5.50            3,420,000             3,727,971
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                             4.75            6,545,000             6,039,006
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                             5.00            8,000,000             7,358,480
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008
 (Permanent School Fund Guarantee)
 02-15-33                             4.75           28,500,000(b)         26,049,001
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-39                             5.35            2,961,811             2,826,723
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
 08-15-12                             4.80            3,385,000(l)          2,881,210
                                                                      ---------------
Total                                                                      98,849,044
-------------------------------------------------------------------------------------


UTAH (0.2%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
 02-01-21                             8.25            3,009,000             3,110,764
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
 07-01-24                             5.13            1,835,000             1,843,166
                                                                      ---------------
Total                                                                       4,953,930
-------------------------------------------------------------------------------------


VIRGINIA (1.4%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                             5.13           10,750,000            10,410,837
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                             5.00            4,040,000             4,116,598
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                             5.50            5,200,000             5,650,112
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                             5.63            5,500,000             6,051,100
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
 06-01-47                             5.00           10,540,000             8,304,150
                                                                      ---------------
Total                                                                      34,532,797
-------------------------------------------------------------------------------------


WASHINGTON (2.6%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
 01-01-12                             5.50            5,000,000             5,393,350
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
 12-01-12                             5.25            2,105,000             2,274,074
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-25                             5.00            6,445,000             6,223,743
 12-01-26                             5.00            7,290,000             7,014,730
 12-01-27                             5.00            3,660,000             3,504,633
Skagit County Public Hospital District #1
 Revenue Bonds
 Series 2007
 12-01-28                             5.75            1,500,000             1,405,020
 12-01-32                             5.75            2,000,000             1,823,220
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
 01-01-20                             5.00           17,750,000            18,589,930
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA)
 12-01-28                             5.75            3,195,000             3,239,922
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                             6.50            1,190,000             1,202,471
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
 07-01-11                             5.75           10,000,000(j)         10,758,200
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
 12-01-38                             4.90            5,470,000(m)          4,718,149
                                                                      ---------------
Total                                                                      66,147,442
-------------------------------------------------------------------------------------


WISCONSIN (2.4%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                             6.13           11,795,000            11,773,769
 06-01-32                             6.38            4,740,000             4,639,275
Franklin
 Revenue Bonds
 Waste Management
 Series 2003 A.M.T.
 04-01-16                             4.95           16,000,000(k)         15,556,800
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-24                             5.13           15,910,000            13,863,656
 08-15-25                             5.13           15,500,000            13,424,860
                                                                      ---------------
Total                                                                      59,258,360
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $2,351,974,828)                                                 $2,293,052,705
-------------------------------------------------------------------------------------




See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
11 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS HELD IN TRUST (8.8%)(h)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                             5.30%          $2,990,000            $3,050,924
-------------------------------------------------------------------------------------


CALIFORNIA (2.5%)
Port of Oakland
 Revenue Bonds
 Series 2000 (FGIC) A.M.T.
 11-01-15                             5.75            6,630,000             6,783,087
 11-01-16                             5.75            6,000,000             6,117,420
San Diego Unified School District
 Series 2000
 07-01-20                             5.13            9,560,000             9,994,452
 07-01-21                             5.13            5,595,000             5,849,796
 07-01-22                             5.13            4,120,000             4,307,169
San Francisco City & County Airports Commission
 Series 2000 A.M.T.
 05-01-14                             5.75            3,250,000             3,428,297
 05-01-15                             5.75            3,450,000             3,577,374
 05-01-16                             5.88            3,660,000             3,802,155
State of California
 Unlimited General Obligation Bonds
 Series 1999 (MBIA)
 12-01-16                             5.75           16,250,000            17,224,125
                                                                      ---------------
Total                                                                      61,083,875
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
 10-01-27                             5.50            5,000,000             4,763,650
-------------------------------------------------------------------------------------


ILLINOIS (0.5%)
Chicago O'Hare International Airport
 Revenue Bonds
 Series 2001 (AMBAC) A.M.T.
 01-01-20                             5.63            5,675,000             5,712,266
 01-01-21                             5.63            6,230,000             6,243,290
                                                                      ---------------
Total                                                                      11,955,556
-------------------------------------------------------------------------------------


INDIANA (0.1%)
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 07-01-33                             5.55            3,215,000             3,068,605
-------------------------------------------------------------------------------------


IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Series 2001 (GMNA/FNMA) A.M.T.
 01-01-09                             5.50            7,440,000             7,080,096
-------------------------------------------------------------------------------------


MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
 09-01-33                             5.50            2,310,000             2,376,204
-------------------------------------------------------------------------------------


NEW YORK (2.1%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
 05-15-14                             5.88            5,375,000             5,761,909
 05-15-15                             5.88            5,675,000             6,083,524
 05-15-16                             5.88            3,531,000             3,784,976
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                             5.40            1,800,000(m)          1,693,746
 04-01-32                             5.40           13,710,000            12,900,699
New York State Energy Research & Development Authority
 Revenue Bonds
 Series 2000 (MBIA)
 01-01-21                             5.50           22,560,000            22,586,395
                                                                      ---------------
Total                                                                      52,811,249
-------------------------------------------------------------------------------------


NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 01-01-34                             5.35            7,355,000             6,860,013
-------------------------------------------------------------------------------------


PUERTO RICO (0.3%)
Puerto Rico Housing Finance Corporation
 Revenue Bonds
 Series 2001 A.M.T.
 12-01-28                             5.30            9,055,000(c)          8,692,084
-------------------------------------------------------------------------------------


TEXAS (1.3%)
City of Houston
 Revenue Bonds
 Series 2000 (FSA) A.M.T.
 07-01-18                             5.50           13,050,000            13,213,255
 07-01-19                             5.50            8,000,000             8,051,471
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (MBIA) A.M.T.
 09-01-33                             5.55            6,500,000             5,961,250
 03-01-34                             5.55            5,740,000             5,662,382
                                                                      ---------------
Total                                                                      32,888,358
-------------------------------------------------------------------------------------


WASHINGTON (1.0%)
State of Washington
 Unlimited General Obligation Bonds
 1st Series 2000
 07-01-18                             5.63           12,050,000            12,775,047
State of Washington
 Unlimited General Obligation Bonds
 2nd Series 2000
 07-01-19                             5.63           11,925,000            12,643,720
                                                                      ---------------
Total                                                                      25,418,767
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $217,193,743)                                                     $220,049,381
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (5.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
ALASKA (--%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Corporation Pipeline Project
 V.R.D.N. Series 1993A
 12-01-33                             3.75%            $400,000              $400,000
-------------------------------------------------------------------------------------


CALIFORNIA (0.6%)
Bay Area Toll Authority
 Revenue Bonds
 San Francisco Bay Area
 V.R.D.N. Series 2003C AMBAC
 04-01-37                             8.00            5,915,000             5,915,000
Port of Oakland
 Revenue Bonds
 V.R.D.N. Series 2000-663
 (Merrill Lynch Capital Services) FGIC A.M.T.
 05-01-08                             6.00            8,415,000             8,415,000
                                                                      ---------------
Total                                                                      14,330,000
-------------------------------------------------------------------------------------


FLORIDA (0.8%)
Sarasota County Public Hospital District
 Revenue Bonds
 Sarasota Memorial Hospital Project
 V.R.D.N. Series 2007B AMBAC
 07-01-37                             8.25           20,000,000(n)         20,000,000
-------------------------------------------------------------------------------------


MINNESOTA (1.2%)
Minneapolis & St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health System
 V.R.D.N. Series 2007B-1 (Bank of New York) MBIA
 11-15-34                             4.75           29,400,000            29,400,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                             3.75            1,700,000             1,700,000
                                                                      ---------------
Total                                                                      31,100,000
-------------------------------------------------------------------------------------


NEW YORK (0.6%)
New York State Energy Research & Development Authority
 Revenue Bonds
 Brooklyn Union Gas
 V.R.D.N. Series 2000-379 MBIA
 01-01-21                             6.98           15,035,000            15,035,000
-------------------------------------------------------------------------------------


OHIO (0.5%)
City of Cleveland
 Refunding Certificate of Participation
 Cleveland Stadium Project
 V.R.D.N. Series 2007 AMBAC
 11-15-27                            12.00           11,880,000(n)         11,880,000
-------------------------------------------------------------------------------------


TENNESSEE (0.7%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                             3.65            7,825,000             7,825,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
TENNESSEE (CONT.)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
 01-01-33                             3.65%          $4,500,000            $4,500,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                             3.65            6,000,000             6,000,000
                                                                      ---------------
Total                                                                      18,325,000
-------------------------------------------------------------------------------------


TEXAS (0.1%)
Harris County Industrial Development Corporation
 Revenue Bonds
 Exxon Mobil Corporation
 V.R.D.N. Series 1984
 03-01-24                             3.65            2,100,000             2,100,000
-------------------------------------------------------------------------------------


WASHINGTON (0.6%)
Washington Health Care Facilities Authority
 Revenue Bonds
 Multicare Health Systems Good Samaritan Community
 V.R.D.N. Series 2007A FSA
 08-15-41                             6.99           16,000,000(n)         16,000,000
-------------------------------------------------------------------------------------


WYOMING (0.3%)
Lincoln County
 Revenue Bonds
 Exxon Mobil Corporation Project
 V.R.D.N. Series 1984A
 11-01-14                             3.65            7,500,000             7,500,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $136,670,000)                                                     $136,670,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,705,838,571)(o)                                              $2,649,772,086
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                           628           72,112,066       March 2008           835,403
U.S. Treasury Note, 5-year                           741           84,659,250        June 2008         1,200,922
------------------------------------------------------------------------------------------------------------------
Total                                                                                                 $2,036,325
------------------------------------------------------------------------------------------------------------------



INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                                         FUND                               NOTIONAL
                                   FLOATING          PAY/RECEIVE   FIXED    EXPIRATION     PRINCIPAL    UNREALIZED    UNREALIZED
COUNTERPARTY                      RATE INDEX        FLOATING RATE   RATE       DATE          AMOUNT    APPRECIATION  DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets    5-year Municipal               Pay      3.11%  April 2, 2008  $32,350,000          $--      $(342,101)
                            Market Data Index
                            as determined on April
                            2, 2008
Citigroup Global Markets    5-year Municipal               Pay      3.11   April 3, 2008   32,350,000           --       (342,101)
                            Market Data Index
                            as determined on April
                            3, 2008
Goldman Sachs Group         30-year Municipal          Receive      4.25  April 24, 2008   16,480,000    2,430,964             --
                            Market Data Index
                            as determined on April
                            24, 2008
Morgan Stanley              5-year Municipal               Pay      2.90    May 20, 2008   32,470,000           --       (726,191)
                            Market Data Index
                            as determined on May
                            20, 2008
Morgan Stanley              5-year Municipal               Pay      2.90    May 21, 2008   32,470,000           --       (726,191)
                            Market Data Index
                            as determined on May
                            21, 2008
Morgan Stanley              5-year Municipal               Pay      2.90    May 22, 2008   32,470,000           --       (726,191)
                            Market Data Index
                            as determined on May
                            22, 2008
Lehman Brothers Special     2-year Municipal               Pay      3.00   June 12, 2008   32,420,000      220,002             --
  Financing                 Market Data Index
                            AAA Municipal Yields
                            as
                            determined on June 12,
                            2008
Lehman Brothers Special     2-year Municipal               Pay      2.95   June 13, 2008   32,420,000      172,993             --
  Financing                 Market Data Index
                            AAA Municipal Yields
                            as
                            determined on June 13,
                            2008
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $2,823,959    $(2,862,775)
---------------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2007.

(b) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $33,950,577.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.2% of net assets at Feb. 29, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $10,306,403 or 0.4% of net assets.


--------------------------------------------------------------------------------
13 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Feb. 29, 2008, the value
               of securities subject to alternative minimum tax
               represented 14.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(h) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 29, 2008. At Feb. 29, 2008, the value of inverse floaters represented 0.4% of net assets.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) At Feb. 29, 2008, investments in securities included securities valued at $2,386,421 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
City of Cleveland                      02-29-08       $8,455,000
  Refunding Certificate of
  Participation
  Ceveland Stadium Project
  V.R.D.N. Series 2007 AMBAC
  12.00% 2027
Sarasota County Public Hospital        02-20-08       20,000,000
  District
  Revenue Bonds
  Sarasota Memorial Hospital
  Project
  V.R.D.N. Series 2007B AMBAC
  8.25% 2037
Washington Health Care Facilities      02-20-08       16,000,000
  Authority
  Revenue Bonds
  Multicare Health Systems
  Good Samaritan Community
  V.R.D.N. Series 2007A FSA
  6.99% 2041




--------------------------------------------------------------------------------
14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(o) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $2,561,543,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $73,659,000
Unrealized depreciation                                                     (129,726,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(56,067,000)
----------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENT


Financial Accounting Standard 157 ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after November 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 29, 2008:

                                                                    FAIR VALUE AT FEB. 29, 2008
                                               --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER           LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                  MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in securities                                $--       $2,649,772,086         $--        $2,649,772,086
Other financial instruments*                       2,036,325              (38,816)         --             1,997,509

-------------------------------------------------------------------------------------------------------------------
Total                                              2,036,325        2,649,733,270                     2,651,769,595
-------------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
15 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 29, 2008